Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Assets

The prepayments and other assets consist of the following:

	As of December 31,	As of December 31,
	2023	2024
	US$’000	US$’000
Prepayments and other current assets
Prepayment for equipment	2,285	1,895
Deposits*	328	1,181
Others**	367	295
Less: Allowance for doubtful debts	-	(480)
Total	2,980	2,891

*	A March 2024 US$0.5 million deposit paid for a terminated Bitcoin mining facility acquisition remains partially unrecovered, with US$0.48 million outstanding due to counterparty default. A full impairment loss was recognized based on assessed credit risks.

**	The others mainly include prepaid consulting service fees and other sundry receivables.